Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Financial Risk Management Objectives and Policies
20.	Financial Risk Management Objectives and Policies
The Group’s principal financial assets comprise cash and cash equivalents, short-term deposits, accounts receivables and bonds. The main purpose of these financial assets is to invest the proceeds of capital contributions and upfront payments from collaboration agreements. The Group has various other financial instruments such as other receivables and trade accounts payables, which arise directly from its operations.
The main risks arising from the Group’s financial instruments are market risk and liquidity risk. The Board of Management reviews and agrees on policies for managing these risks as summarized below. The Group also monitors the market price risk arising from all financial instruments.
Interest rate risk
The exposure of the Group to changes in interest rates relates to investments in deposits, bonds and to changes in the interest for overnight deposits. Changes in the general level of interest rates may lead to an increase or decrease in the fair value of these investments.
Regarding the liabilities shown in the Consolidated Statement of Financial Position, the Group is currently not subject to interest rate risks.
Credit risk
Financial instruments that potentially subject the Group to concentrations of credit and liquidity risk consist primarily of cash and cash equivalents, accounts receivables, short-term deposits and bonds. The Group’s cash and cash equivalents, bonds and short-term deposits are denominated in Euros and U.S. dollars and maintained with three high-quality financial institutions in Germany and two in the United States. The Group’s accounts receivables are denominated in Euros.
The maximum default risk is €430 million and €363.3 million as of December 31, 2023 and 2022, respectively. These amounts consist of €218.5 million and €148.5 million cash and cash equivalents, €4.1 million and €1.1 million accounts receivables as well as €207.4 million and €213.7 million Other financial assets as of December 31, 2023 and 2022, respectively.
The cash and cash equivalents are held with banks, which are rated BBB+ to Aa3 by S&P and Moody’s. Short-term deposits are with banks, which are rated Aa3 and A1 by the rating agency Moody’s. Bond investments are with banks, which are rated AAA and AA by Moody’s. The Group continually monitors its positions with, and the credit quality of, the financial institutions and corporations, which are counterparts to its financial instruments and does not anticipate non-performance. The Group monitors the risk of a liquidity shortage. The main factors considered here are the maturities of financial assets as well as expected cash flows from equity measures
.

Currency risk
Currency risk shows the risk that the value of a financial instrument will fluctuate due to changes in foreign exchange rates. In particular, it poses a threat if the value of the currency in which liabilities are priced appreciates relative to the currency of the assets. The business transactions of the Group are generally conducted in Euros and U.S. dollars. The Group aims to match euro cash inflows with euro cash outflows and U.S. dollar cash inflows with U.S. Dollar cash outflows where possible. The objective of currency risk management is to identify, manage and control currency risk exposures within acceptable parameters.
The Group’s cash and cash equivalents were €218.5 million as of December 31, 2023. Approximately 88% of the Group’s cash and cash equivalents were held in Germany, of which approximately 40% were denominated in Euros and 60% were denominated in U.S. dollars. The remainder of the Group’s cash and cash equivalents were held in the United States and denominated in U.S. dollars. Additionally, the Group held short-term deposits classified as Other financial assets denominated in Euros in the amount of €94.7 million and U.S. dollars in the amount of €112.7 million as of December 31, 2023.
The Group recognized significant foreign exchange income and losses in 2023 and 2022, as Immatics N.V.’s and Immatics GmbH’s functional currency is Euro, due to significant holdings of U.S. dollar amounts. The Group recognized significant foreign exchange income in 2021. Cash and cash equivalents and Other financial assets balances denominated in U.S. dollars held by entities with functional currency of euro are as follows:
Cash, cash equivalents and financial assets of Immatics N.V and Immatics GmbH held in USD

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Cash and cash equivalents	76,381	65,575
Other financial assets	112,713	88,801

Total assets exposed to the risk	189,094	154,376

Conversion rate EUR/USD as of December 31, 2023: 1/1.10500
In
 2023, if the euro had weakened/strengthened by
10
% against U.S. dollars by considering that all other variables held constant, the Group’s profit would have been €
17
 million lower/€
21
 million higher, resulting from foreign exchange on translation of U.S. dollar assets of Immatics N.V. and Immatics GmbH.
Sensitivity analysis of Immatics N.V. and Immatics GmbH for 2023:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.1161	(1,872)	187,222
Euro strengthens by 1% against U.S. dollars	1.0940	1,910	191,004
Euro weakens by 5% against U.S. dollars	1.1603	(9,004)	180,090
Euro strengthens by 5% against U.S. dollars	1.0498	9,952	199,046
Euro weakens by 10% against U.S. dollars	1.2155	(17,190)	171,904
Euro strengthens by 10% against U.S. dollars	0.9945	21,010	210,105
In 2022, if the euro had weakened/strengthened by 10% against U.S. dollars by considering that all other variables held constant, the Group’s profit would have been €14 million lower/€17 million higher, resulting from foreign exchange on translation of U.S. dollar assets of Immatics N.V. and Immatics GmbH.

Sensitivity analysis of Immatics N.V. and GmbH for 2022:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.0773	(1,529)	153,023
Euro strengthens by 1% against U.S. dollars	1.0559	1,559	156,115
Euro weakens by 5% against U.S. dollars	1.1199	(7,351)	147,194
Euro strengthens by 5% against U.S. dollars	1.0133	8,125	162,688
Euro weakens by 10% against U.S. dollars	1.1733	(14,034)	140,503
Euro strengthens by 10% against U.S. dollars	0.9599	17,153	171,726
The wholly-owned subsidiary Immatics US, Inc. is located in the United States and has U.S. Dollars as its functional currency. Therefore, the Group is subject to currency fluctuations that would affect the other comprehensive income and equity of the Group.
Sensitivity analysis of Immatics US Inc. for 2023:

	Conversion rate	OCI	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.1161	(106)	10,569
Euro strengthen by 1% against U.S. dollars	1.0940	108	10,783
Euro weakens by 5% against U.S. dollars	1.1603	(508)	10,167
Euro strengthen by 5% against U.S. dollars	1.0498	562	11,237
Euro weakens by 10% against U.S. dollars	1.2155	(970)	9,705
Euro strengthen by 10% against U.S. dollars	0.9945	1,186	11,861
Sensitivity analysis of Immatics US Inc. for 2022:

	Conversion rate	OCI	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.0773	189	(18,873)
Euro strengthen by 1% against U.S. dollars	1.0559	(193)	(19,255)
Euro weakens by 5% against U.S. dollars	1.1199	908	(18,154)
Euro strengthen by 5% against U.S. dollars	1.0133	(1,003)	(20,065)
Euro weakens by 10% against U.S. dollars	1.1733	1,733	(17,329)
Euro strengthen by 10% against U.S. dollars	0.9599	(2,118)	(21,180)
Liquidity risk
The Group continuously monitors its risk to a shortage of funds. The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of capital raises.
As of December 31, 2023, and 2022, the Group held the following funds to counteract liquidity risk.

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Cash and cash equivalents	218,472	148,519
Bonds	—	58,756
Short-term deposits	207,423	154,930

Total funds available	425,895	362,205

Market risk and currency risk of warrants
The Group’s activities expose it to the financial risks of changes in price of the warrants. As the warrants are recognized at fair value through profit and loss on the consolidated statement of financial position of the Group, the Group’s exposure to market risks results from the volatility of the warrants price. The Warrants are publicly traded on the Nasdaq Stock Exchange. A reasonable increase/decrease in the warrant price by
10%,
with all other variables held constant, would lead to a loss/gain before tax of
€1.9
million with a corresponding effect in the equity as of December 31, 2023. A reasonable increase/decrease in the warrant price by
10%,
with all other variables held constant, would lead to a loss/gain before tax of
€1.7
million with a corresponding effect in the equity as of December 31, 2022.

Currency risk shows the risk that the value of a financial instrument will fluctuate due to changes in foreign exchange rates. The warrants are traded in U.S. Dollar while the functional currency of Immatics N.V. is Euro.
If the euro had weakened/strengthened by 10% against U.S. dollars, with all other variables held constant, the Group’s gain
/
loss before tax would be €1.7 million/(€2.1 million) with a corresponding effect in the equity as of December 31, 2023.
If the euro had weakened/strengthened by 10% against U.S. dollars, with all other variables held constant, the Group’s gain
/
loss before tax would be €1.5 million/(€1.9 million) with a corresponding effect in the equity as of December 31, 2022.
The risks associated with our warrants result in non-cash, non-operating financial statement effects and have no impact on the Company’s cash position, operating expenses or cash flows.
Capital management
The Group’s capital management objectives are designed primarily to finance our growth strategy.
The Group reviews the total amount of cash on a regular basis. As part of this review, the Group considers the total cash and cash equivalents, the cash outflow, currency translation differences and refinancing activities. The Group monitors cash using a burn rate. The cash burn rate is defined as the average monthly net cash flow from operating and investing activities during a financial year. In general, the aim is to maximize the financial resources available for further research and development projects. The Group is not subject to externally imposed capital requirements. The Group’s capital management objectives were achieved in the reporting year.